Income Taxes - Summary of U.S and Foreign (loss) / Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S.	$ (22,264)	$ (17,518)	$ (15,510)
Foreign	(24,948)	(88,577)	(148,797)
Loss before income taxes	$ (47,212)	$ (106,095)	$ (164,307)